UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust
The fund's portfolio
1/31/10 (Unaudited)

Key to holding's abbreviations
ABAG -- Association Of Bay Area Governments
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (131.1%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.9%)
Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds
(GA. Pacific Corp.), 5 3/4s, 9/1/28	BB-	$1,500,000	$1,363,050
Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds
(Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,545,795
Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman
Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29	Baa3	3,000,000	3,028,110
Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity
Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,000,000	1,010,050
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A
6s, 8/1/35	B/P	250,000	201,673
6s, 8/1/25	B/P	650,000	554,658
			7,703,336

Arizona (5.3%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.)
Ser. B, 5 7/8s, 3/1/33	Baa3	1,000,000	999,890
Ser. A, 5.85s, 3/1/28	Baa3	250,000	250,015
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	1,500,000	1,736,055
Calhoun Cnty., Sales & Use Tax Rev. Bonds
(Georgia-Pacific Corp.), 6 3/8s, 11/1/26	B2	830,000	815,251
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	B+/P	1,800,000	1,738,332
7 1/4s, 12/1/19	B+/P	1,000,000	984,720
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB-/P	440,000	449,200
Coconino Cnty., Poll. Control Rev. Bonds
(Tuscon/Navajo Elec. Pwr.), Ser. A, 7 1/8s, 10/1/32	Baa3	3,750,000	3,752,063
(Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s,
10/1/32	Baa3	2,000,000	1,895,920
Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	2,200,000	2,486,968
(Public Service Co. of NM), Ser. A, 6.3s, 12/1/26	Baa3	535,000	536,412
Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds,
Ser. E, 5 3/4s, 6/1/16	Baa2	1,950,000	2,028,351
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Career
Success Schools), 7 1/8s, 1/1/45	BBB-	500,000	492,675
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr.), Ser. A, 6 3/8s, 9/1/29	Baa3	500,000	509,515
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,140,000	909,173
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	A	2,000,000	1,929,660
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	393,000	382,589
			21,896,789

Arkansas (0.2%)
Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita
Baptist U.), 6s, 3/1/33	BBB-/P	840,000	870,929
Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	AAA	45,000	45,222
			916,151

California (11.0%)
ABAG Fin. Auth. COP (American Baptist Homes), Ser. A,
6.2s, 10/1/27	BBB-	345,000	334,536
CA Hlth. Fac. Fin. Auth. Rev. Bonds, AMBAC, 5.293s,
7/1/17	A2	3,400,000	3,440,052
CA Muni. Fin. Auth. Certificates of Participation
(Cmnty. Hosp. of Central CA), 5 1/2s, 2/1/39	Baa2	2,960,000	2,596,690
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	1,105,000	940,189
CA Poll. Control Fin. Auth. Rev. Bonds (Pacific Gas &
Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,392,250
CA Poll. Control Fin. Auth. Solid Waste Disp. FRB
(Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	2,150,000	2,115,471
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	1,760,000	1,754,808

CA State G.O. Bonds, 6 1/2s, 4/1/33	A-	5,000,000	5,355,600
CA State Pub. Wks. Board Rev. Bonds, Ser. I-1, 6 5/8s,
11/1/34	BBB+	5,595,000	5,811,862
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	3,950,000	3,581,742
CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Thomas
Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	BB+	560,000	569,268
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BBB-/P	1,015,000	821,846
5s, 9/2/30	BBB-/P	245,000	211,575
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.1s, 9/1/21	BBB/P	1,000,000	1,028,990
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28	BB+/P	290,000	258,526
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	Aa3	1,490,000	1,425,498
Foothill/Eastern Corridor Agcy. Rev. Bonds
(Toll Road), 5.85s, 1/15/23	Baa3	500,000	505,980
(CA Toll Roads), 5 3/4s, 1/15/40	Baa3	2,745,000	2,591,884
Golden State Tobacco Securitization Corp. Rev. Bonds,
Ser. A-1, 5s, 6/1/33	BBB	750,000	586,560
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	750,000	790,853
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	900,000	792,720
Poway, Unified School Dist. Cmnty. Facs. Special Tax
Bonds (Dist. No. 14- Area A), 5 1/8s, 9/1/26	BB-/P	850,000	683,630
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 4-C, 6s, 9/1/33	BBB-/P	1,245,000	1,156,219
San Francisco, City & Cnty. Redev. Fin. Auth. Tax
Alloc. Bonds (Mission Bay South), Ser. D, 6 5/8s,
8/1/39	BBB	250,000	258,625
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	3,010,000	3,009,759
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	B+/P	835,000	825,372
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B+/P	2,240,000	1,566,365
			45,406,870

Colorado (2.9%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 8 1/4s, 1/1/24	BB-/P	375,000	397,174
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38	A3	2,045,000	2,046,697
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	425,000	381,990
(Valley View Assn.), 5 1/4s, 5/15/42	BBB	3,495,000	3,064,381
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.)
Ser. C1, NATL, 5 1/2s, 9/1/24	A	1,000,000	991,060
Ser. B, zero %, 9/1/35 (Prerefunded)	Aaa	15,500,000	2,353,520
Ser. B, zero %, 9/1/34 (Prerefunded)	Aaa	16,500,000	2,703,360
Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds
(United Airlines), Ser. A, 5 1/4s, 10/1/32	B-	325,000	233,451
			12,171,633

Connecticut (0.4%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	750,000	681,998
Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. A,
7 3/4s, 1/1/43	BB/P	1,050,000	1,070,821
			1,752,819

Delaware (0.1%)
Sussex Cnty., Rev. Bonds (First Mtge. - Cadbury
Lewes), Ser. A, 5.9s, 1/1/26	B/P	500,000	408,320
			408,320

District of Columbia (0.4%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
zero %, 6/15/46	BBB-/F	17,500,000	590,450
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev.
Bonds (2nd Sr. Lien), Ser. B, zero %, 10/1/40	Baa1	10,000,000	1,143,200
			1,733,650

Florida (6.8%)
Double Branch Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
6.7s, 5/1/34	A-	945,000	965,100
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	2,000,000	1,732,980
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds
Ser. A, 6 1/8s, 5/1/34	B-/P	455,000	399,981
Ser. B, 5 1/8s, 11/1/14	B-/P	55,000	51,849
FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, 5 3/4s, 1/1/37	Aa1	1,165,000	1,206,765
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s,
6/1/46	A-	4,380,000	4,049,265
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	380,000	281,151
Heritage Harbour, South Cmnty. Dev. Distr. Rev. Bonds,
Ser. A, 6 1/2s, 5/1/34	BB+/P	465,000	472,849
Hillsborough Cnty., Indl. Dev. Auth. Poll. Control
Mandatory Put Bonds (Tampa Elec. Co.), Ser. B, 5.15s,
9/1/13	Baa1	400,000	421,452
Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev.
Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17	B/P	450,000	445,667

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds
(Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Ba1	2,450,000	1,774,903
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -
Carpenters), 6 3/8s, 1/1/43	BBB-/F	840,000	749,230
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB+	1,075,000	846,563
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BB+	1,500,000	1,299,450
(Shell Pt./Alliance Cmnty.), 5s, 11/15/10	BB+	340,000	343,495
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,100,000	927,982
Main St. Cmnty., Dev. Dist. Special Assmt. Bonds,
Ser. A, 6.8s, 5/1/38	BB-/P	245,000	189,846
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Ba2	500,000	466,180
6.7s, 11/15/19	Ba2	1,335,000	1,317,912
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37 (In default) (NON)	D/P	975,000	567,606
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36 (In default) (NON)	D/P	1,670,000	706,093
Six Mile Creek, Cmnty. Dev. Dist. Rev. Bonds, 5.65s,
5/1/22	CCC/P	1,240,000	536,684
South Lake Hosp. Dist. (South Lake Hosp.), Ser. A, 6s,
4/1/29	Baa2	1,000,000	1,012,550
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist
Hlth.), 5 1/4s, 11/15/33 (Prerefunded)	Aaa	1,500,000	1,686,660
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	955,000	620,464
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	1,850,000	1,131,293
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38 (In default) (NON)	D/P	655,000	210,085
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
6.55s, 5/1/27	BB-/P	700,000	578,606
5.4s, 5/1/37	BB-/P	440,000	295,742
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	465,000	420,946
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	BB-/P	1,020,000	571,200
Ser. B, 5s, 11/1/13	BB-/P	605,000	375,100
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 5/8s, 5/1/37 (In default) (NON)	D/P	970,000	479,481
World Commerce Cmnty. Dev. Dist. Special Assmt.,
Ser. A-1
6 1/2s, 5/1/36 (In default) (NON)	D/P	1,250,000	476,263
6 1/4s, 5/1/22 (In default) (NON)	D/P	695,000	265,782
			27,877,175

Georgia (2.8%)
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A	2,500,000	2,633,950
Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds
(Delta Airlines), Ser. A, 8 3/4s, 6/1/29	Caa1	2,000,000	2,061,220
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded)	AAA	1,850,000	2,133,846
Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	BB-/P	600,000	523,080
(First Mtge. - Lenbrook), Ser. A, 5s, 7/1/17	B/P	1,370,000	1,199,845
Gainesville & Hall Cnty., Devauth Retirement Cmnty.
Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2,
6 3/8s, 11/15/29	BBB+	700,000	725,424
Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), Ser. PJ, 6 1/4s, 6/15/20	Ba3	1,395,000	1,297,280
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green
Island), 5 1/4s, 7/1/27	B+/P	575,000	481,712
Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper),
Ser. A, 6 1/8s, 1/1/34	B+/P	600,000	487,920
			11,544,277

Hawaii (0.8%)
HI Dept. of Trans. Special Fac. Rev. Bonds
(Continental Airlines, Inc.), 7s, 6/1/20	B	1,405,000	1,349,080
HI State Dept. Budget & Fin. Rev. Bonds
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1	1,500,000	1,612,380
(Craigside), Ser. A, 9s, 11/15/44	B/P	400,000	436,640

			3,398,100

Illinois (2.9%)
Chicago, G.O. Bonds, Ser. A, AMBAC, 5 5/8s, 1/1/39	Aa3	105,000	109,667
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing)
5 5/8s, 3/1/36	CCC/P	350,000	260,110
5.4s, 3/1/16	CCC/P	254,000	237,719
IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	Baa1	1,500,000	1,701,270
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB	2,000,000	2,074,040
(Monarch Landing, Inc.), Ser. A, 7s, 12/1/27
(In default) (NON)	D/P	1,150,000	287,500
(IL Rush U. Med Ctr.), Ser. C, 6 5/8s, 11/1/39	A3	1,075,000	1,143,971
(Roosevelt U.), 6 1/4s, 4/1/29	Baa2	1,500,000	1,538,100
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	200,000	174,268
(Three Crowns Pk. Plaza), Ser. A, 5 7/8s, 2/15/26	B+/P	1,000,000	911,410

(Landing At Plymouth Place), Ser. A, 5.35s, 5/15/15	B+/P	600,000	571,554
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	BBB+	1,575,000	1,549,295
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	500,000	491,480
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	140,415	108,686
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33
(In default) (NON)	D/P	500,000	150,000
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	Baa1	550,000	535,750
			11,844,820

Indiana (4.1%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/28	BBB-/F	555,000	498,318
IN Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp.
Assn.), Ser. A, 0.2s, 10/1/32	A-1+	1,830,000	1,830,000
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	2,500,000	2,502,075
IN State Fin. Auth. Edl. Fac. VRDN, Ser. A-1, 0.2s,
2/1/37	VMIG1	5,000,000	5,000,000
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	3,500,000	3,540,320
Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	1,125,000	1,217,329
NATL, 5.6s, 11/1/16	Baa1	700,000	753,158
Ser. A, NATL, 5.6s, 11/1/16	Baa1	500,000	537,970
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.),
5 1/2s, 11/1/32	A-	500,000	472,695
St. Joseph Cnty., Econ. Dev. Rev. Bonds (Holy Cross
Village Notre Dame), Ser. A, 5 3/4s, 5/15/15	B/P	455,000	441,077
			16,792,942

Iowa (3.5%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	4,360,000	4,945,286
Ser. A, 5 1/4s, 7/1/17	BB+	1,040,000	929,417
Ser. A, 5s, 7/1/19	BB+	2,750,000	2,321,303
Ser. A, 5 1/2s, 7/1/25	BB+	950,000	765,415
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A
6 1/8s, 11/15/32	BB/P	750,000	679,650
6s, 11/15/24	BB/P	200,000	188,218
IA State Higher Ed. Loan Auth. Rev. Bonds, 5s, 10/1/22	BB/F	800,000	737,016
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. B, 5.6s, 6/1/34	BBB	3,250,000	2,819,960
Ser. C, 5 3/8s, 6/1/38	BBB	1,250,000	956,250
			14,342,515

Kansas (0.1%)
Lenexa, Hlth. Care Fac. Rev. Bonds (LakeView Village),
7 1/8s, 5/15/29	BB+/P	500,000	504,220
			504,220

Kentucky (0.6%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtge.),
Ser. IA, 8s, 1/1/29	B+/P	290,000	278,539
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 1/2s, 10/1/20	A-/F	1,040,000	1,066,853
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/28	Baa2	500,000	503,495
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr.
Co.), Ser. A, 6 1/4s, 6/1/39	BBB+	700,000	747,852
			2,596,739

Louisiana (1.1%)
Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s,
11/1/36	Baa2	750,000	643,050
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 7/8s, 5/15/39	BBB	2,700,000	2,526,714
W. Feliciana Parish, Poll. Control Rev. Bonds (Gulf
States Util. Co.), Ser. C, 7s, 11/1/15	BBB	1,165,000	1,168,623
			4,338,387

Maine (0.5%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	B2	2,500,000	1,872,000
			1,872,000

Maryland (1.6%)
Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.
Fac.), Ser. A, 5s, 1/1/37	BBB+	2,000,000	1,823,760
MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac
Electric Power Co.), 6.2s, 9/1/22	A3	550,000	630,058
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(WA Cnty. Hosp.), 5 3/4s, 1/1/38	BBB-	450,000	438,390
(King Farm Presbyterian Cmnty.), Ser. A, 5 1/4s, 1/1/27	B/P	710,000	537,655
MD State Indl. Dev. Fin. Auth. Rev. Bonds
(Synagro-Baltimore), Ser. A, 5 3/8s, 12/1/14	BBB+/F	1,000,000	1,012,410
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB-/P	400,000	366,528

Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A
6 1/4s, 5/1/34	BB/P	600,000	502,728
5 7/8s, 5/1/21	BB/P	1,600,000	1,421,296
			6,732,825

Massachusetts (8.1%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	1,600,000	1,428,128
MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds,
Ser. B1, 7 1/4s, 6/1/16	BB-/P	2,000,000	2,002,200
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	690,000	736,382
(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s, 11/15/42	BB/P	1,200,000	857,796
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	755,000	556,450
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3	1,000,000	899,750
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	390,000	320,939
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,700,000	1,583,499
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB-/P	550,000	470,421
MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds
(Adventcare), Ser. A, 6.65s, 10/15/28	B/P	1,050,000	918,099
MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory
Put Bonds (Dominion Energy Brayton), Ser. 1, 5 3/4s,
5/1/19	A-	1,050,000	1,114,019
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	2,175,000	2,571,242
(Norwood Hosp.), Ser. C, 7s, 7/1/14 (Prerefunded)	BB/P	1,185,000	1,397,245
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,550,000	2,302,982
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa1	2,225,000	2,251,188
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa1	3,450,000	3,514,274
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28	BB-/P	1,700,000	1,519,783
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,572,090
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A+	1,000,000	1,017,030
(Springfield College), 5 1/2s, 10/15/31	Baa1	1,100,000	1,087,548
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	250,000	196,108
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	2,200,000	2,025,232
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institute & Newton Home), 7.9s, 1/1/24	BB-/P	750,000	724,830
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB	2,150,000	2,161,632
			33,228,867

Michigan (3.9%)
Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	950,000	911,136
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, FSA,
6 1/4s, 7/1/36	AAA	1,660,000	1,767,983
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	260,000	247,616
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba1	450,000	415,580
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,000,000	2,115,500
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A1	1,600,000	1,559,792
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	2,565,000	2,239,168
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25
(Prerefunded)	AAA	755,000	868,001
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Prerefunded)	AAA/P	1,350,000	1,552,338
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/48	BBB	4,000,000	3,145,240
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp.), 5 1/2s, 6/1/20	Baa3	1,480,000	1,345,897
			16,168,251

Minnesota (1.9%)
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	3,000,000	3,098,730
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	115,000	90,851
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	700,000	623,126
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39	BB/P	315,000	302,715
Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB-	750,000	732,540
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home)
7 1/2s, 1/1/39	B+/P	500,000	508,510
6s, 1/1/34	B+/P	400,000	350,512
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast)
6s, 11/15/35	Ba1	1,350,000	1,211,814
Ser. B, 5.85s, 11/1/17	Ba1	250,000	248,898
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB/P	1,125,000	852,221
			8,019,917

Mississippi (1.0%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5.9s, 5/1/22	BBB	1,630,000	1,629,935
MS Home Corp. Rev. Bonds (Single Fam. Mtge.),
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	825,000	854,032
Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.),

Ser. A, 6 1/2s, 9/1/32	BBB	1,600,000	1,652,928
			4,136,895

Missouri (4.3%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/16	A+	1,000,000	1,054,860
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P	2,000,000	1,677,960
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds, Ser.
2003A (St. Luke's Health), 5 1/2s, 11/15/28 (T)	AAA	10,000,000	10,583,604
MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U.
(The)), Ser. C, 1.8s, 9/1/30	VMIG1	1,600,000	1,600,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. A-1, GNMA Coll,
FNMA Coll, 7 1/2s, 3/1/31	AAA	225,000	240,665
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	230,000	239,021
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA
Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	310,000	324,933
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll.,
6 1/2s, 9/1/29	AAA	790,000	823,567
(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll.,
6.3s, 3/1/30	AAA	215,000	225,589
St. Louis Arpt. Rev. Bonds (Lambert-St. Louis Intl.),
Ser. A-1, 6 5/8s, 7/1/34	A	1,000,000	1,050,980
			17,821,179

Montana (0.2%)
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's
Lutheran), Ser. A, 6s, 5/15/25	B+/P	500,000	410,330
MT State Board Inv. Exempt Fac. Rev. Bonds (Stillwater
Mining), 8s, 7/1/20	B	250,000	218,068
			628,398

Nebraska (0.4%)
Central Plains, Energy Project Rev. Bonds (NE Gas No.
1), Ser. A, 5 1/4s, 12/1/18	BB+	1,500,000	1,529,610
Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12 (In default) (NON)	D/P	61,716	11,726
(Brookhaven), zero %, 9/1/12 (In default) (NON)	D/P	791,466	11,872
			1,553,208

Nevada (2.6%)
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 142), 6 3/8s, 8/1/23	BB/P	945,000	893,176
(Summerlin No. 151), 5s, 8/1/20	BB-/P	420,000	299,267
(Summerlin No. 151), 5s, 8/1/16	BB-/P	995,000	776,160
Clark Cnty., Indl. Dev. Rev. Bonds
(Southwest Gas Corp.), Ser. C, AMBAC, 5.95s, 12/1/38	A	5,000,000	4,918,300
(NV Pwr. Co.), Ser. A, 5.6s, 10/1/30	BB+	1,000,000	885,840
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB/P	240,000	232,896
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5 1/8s, 3/1/25	B/P	680,000	309,305
(No. T-17), 5s, 9/1/18	BB/P	370,000	306,871
(No. T-18), 5s, 9/1/16	B/P	1,925,000	893,874
Las Vegas, Local Impt. Board Special Assmt. (Dist. No.
607), 5.9s, 6/1/18	BB/P	1,170,000	1,024,474
			10,540,163

New Hampshire (1.0%)
NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	600,000	600,690
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB+	1,875,000	1,919,456
NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp.
Oblig. Group), Ser. A, 6s, 10/1/27	Baa1	1,700,000	1,724,718
			4,244,864

New Jersey (6.0%)
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,000,000	874,150
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/F	1,250,000	1,408,138
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	2,400,000	2,403,792
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	416,810
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	1,000,000	877,880
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	430,000	338,973
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,000,000	979,350
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	4,000,000	3,945,080
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	860,000	691,216
NJ Econ. Dev. Auth. Solid Waste Mandatory Put Bonds
(Disp. Waste Mgt.), 5.3s, 6/1/14	BBB	1,750,000	1,881,215
NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (American
Wtr. Co.), Ser. A, 5.7s, 10/1/39	A2	2,600,000	2,559,543
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,250,000	2,264,940
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa2	2,665,000	2,643,040
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	2,250,000	1,903,208

(Atlantic City Med.), 5 3/4s, 7/1/25	A+	695,000	711,895
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 5s,
6/1/29	BBB	1,100,000	853,248
			24,752,478

New Mexico (0.9%)
Farmington, Poll. Control Rev. Bonds (San Juan),
Ser. B, 4 7/8s, 4/1/33	Baa3	4,500,000	3,899,790
			3,899,790

New York (7.3%)
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (Good Shepard Village), Ser. A,
6 3/4s, 7/1/28	B/P	600,000	502,116
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence)
Ser. A, 6s, 5/1/29	B+/P	750,000	594,563
Ser. A, 6s, 5/1/39	B+/P	500,000	375,510
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5 3/4s,
7/1/15	BB	1,960,000	1,904,806
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(Keyspan-Glenwood), 5 1/4s, 6/1/27	A-	2,775,000	2,530,106
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(Solid Waste Disp.), Ser. A, 5.45s, 11/15/12	Baa2	500,000	515,935
NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World
Trade Ctr.)
Ser. B, 6 3/4s, 3/1/15	BB/P	200,000	201,984
Ser. A, 6 1/4s, 3/1/15	BB/P	2,775,000	2,775,888
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	Ba2	775,000	718,371
(Bronx Pkg. Dev. Co., LLC), 5 3/4s, 10/1/37	BB/P	500,000	407,735
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	1,300,000	946,855
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B-	5,975,000	5,929,769
(British Airways PLC), 5 1/4s, 12/1/32	BB	3,425,000	2,198,165
(Jetblue Airways Corp.), 5s, 5/15/20	B-	325,000	275,746
NY State Dorm. Auth. Rev. Bonds (Winthrop-U. Hosp.
Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	900,000	874,008
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	725,000	653,798
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	3,800,000	3,800,608
Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	400,000	400,096
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s,
10/1/19	BB+/P	200,000	175,068
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (Seneca Meadows, Inc.), 6 5/8s,
10/1/13	BB-	670,000	671,018
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	2,700,000	2,770,470
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A, 7 3/8s, 3/1/21	B+/P	800,000	772,144
			29,994,759

North Carolina (2.0%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C,
6 3/4s, 1/1/24	A-	750,000	876,323
NC Hsg. Fin. Agcy. FRN (Homeownership), Ser. 26,
Class A, 5 1/2s, 1/1/38	Aa2	775,000	799,389
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Presbyterian Homes), 5.4s, 10/1/27	BB/P	2,000,000	1,878,520
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,110,000	1,094,393
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	500,000	378,000
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	1,730,000	1,447,611
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	700,000	614,131
(Forest at Duke), 5 1/8s, 9/1/27	BBB+/F	1,000,000	967,890
			8,056,257

North Dakota (0.3%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24 (Prerefunded)	AAA/P	1,000,000	1,044,880
			1,044,880

Ohio (8.0%)
Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth. Care),
Ser. B, 0.2s, 10/1/31	VMIG1	500,000	500,000
American Muni. Pwr. - Ohio, Inc. Rev. Bonds, 5 1/4s,
2/15/33 (T)	AAA	10,000,000	10,276,450
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
6s, 6/1/42	BBB	2,500,000	1,983,474
5 7/8s, 6/1/30	BBB	3,340,000	2,864,551
5 3/4s, 6/1/34	BBB	9,500,000	7,815,745
5 1/8s, 6/1/24	BBB	1,725,000	1,598,333
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.), 5 5/8s, 8/15/32	A	2,000,000	1,861,320
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	700,000	465,605

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 5 5/8s, 8/15/29	Baa1	1,530,000	1,459,406
OH State Air Quality Dev. Auth. Rev. Bonds (Valley
Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,300,000	1,336,465
OH State Higher Edl. Fac. Commn. Rev. Bonds (U. Hosp.
Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	2,000,000	2,124,740
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa3	500,000	558,555
			32,844,644

Oklahoma (1.2%)
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeownership Loan), Ser. B, 5.35s, 3/1/35	Aaa	2,490,000	2,565,821
OK Hsg. Fin. Agcy. Single Family Mtge. Rev. Bonds
(Homeownership Loan), Ser. C, GNMA Coll., FNMA Coll.,
5.95s, 3/1/37	Aaa	2,240,000	2,378,051
			4,943,872

Oregon (1.6%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	3,200,000	3,208,192
OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A2	2,000,000	2,150,260
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	700,000	706,930
Warm Springs Reservation, Confederated Tribes Rev.
Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s,
11/1/33	A3	700,000	695,254
			6,760,636

Pennsylvania (5.7%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/22 (Prerefunded)	AAA	195,000	212,453
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	5,905,000	4,311,536
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(U.S. Steel Corp.), 6 3/4s, 11/1/24	BB	2,000,000	2,071,900
(Env. Impt.), 5 1/2s, 11/1/16	BB	850,000	836,783
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	1,160,000	1,077,002
5.3s, 1/1/14	BB/P	690,000	688,765
5.2s, 1/1/13	BB/P	1,000,000	1,008,000
5.1s, 1/1/12	BB/P	400,000	404,332
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21	BBB+	550,000	548,631
(Presbyterian Homes), Ser. A, 5.35s, 1/1/20	BBB+	515,000	513,800
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	435,000	439,763
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	BB+/F	115,000	115,383
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren
Village), Ser. A, 6 3/8s, 7/1/30	BB-/P	625,000	583,487
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5.3s, 12/15/26	BB/P	500,000	424,475
Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds
(Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	3,000,000	2,974,590
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B-/P	1,100,000	829,763
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BBB	1,000,000	1,001,520
PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	2,000,000	2,201,680
(Reliant Energy), Ser. B, 6 3/4s, 12/1/36	B1	650,000	658,652
PA State Higher Edl. Fac. Auth. Rev. Bonds (Widener
U.), 5.4s, 7/15/36	BBB+	1,000,000	950,080
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/10
(In default) (NON)	D/P	2,707,789	812
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	750,000	825,308
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	500,000	478,910
Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	560,000	551,505
			23,709,130

Puerto Rico (1.9%)
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	1,200,000	1,224,516
6s, 7/1/38	Baa3	1,000,000	1,021,100
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
L, AMBAC, 5 1/4s, 7/1/38	BBB	1,845,000	1,721,384
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,009,860
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, zero %, 8/1/30	A+	11,500,000	2,997,130
			7,973,990

Rhode Island (0.5%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/8s, 6/1/32	BBB	2,025,000	1,915,488
			1,915,488

South Carolina (1.7%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/30	BBB	175,000	143,911
Orangeburg Cnty., Solid Waste Disp. Fac. Rev. Bonds
(SC Elec. & Gas), AMBAC, 5.7s, 11/1/24	A-	2,500,000	2,506,174
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	1,250,000	1,428,325
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.)
Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	AAA/P	1,600,000	1,727,600
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	890,000	1,031,457
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	110,000	127,483
			6,964,950

South Dakota (0.6%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,000,000	1,962,840
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4 1/2s, 5/1/17	AAA	500,000	510,090
			2,472,930

Tennessee (0.2%)
Johnson City, Hlth. & Edl. Facs. Board Retirement Fac.
Rev. Bonds (Appalachian Christian Village), Ser. A,
6 1/4s, 2/15/32	BB-/P	1,000,000	927,960
			927,960

Texas (14.1%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement)
Ser. A, 7s, 11/15/33	B+/P	600,000	541,782
5 7/8s, 11/15/18	B+/P	1,000,000	912,890
Ser. A, 5 7/8s, 11/15/18	B+/P	20,000	18,258
Abilene, Hlth. Fac. Dev. Corp. Retirement Fac. (Sears
Methodist Retirement), 6s, 11/15/29	B+/P	1,450,000	1,185,070
Alliance, Arpt. Auth. Rev. Bonds (American Airlines,
Inc.), 5 1/4s, 12/1/29	CCC+	850,000	535,883
Brazos River, Auth. Poll. Control Rev. Bonds (TXU
Energy Co., LLC)
Ser. D-1, 8 1/4s, 5/1/33	CCC	1,000,000	705,010
5s, 3/1/41	CCC	1,500,000	689,355
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (Dow Chemical), 5.9s, 5/1/28	BBB-	2,200,000	2,154,085
Dallas, Area Rapid Transit Rev. Bonds Sr. Lien, 5s,
12/1/33 (T)	AAA	10,000,000	10,328,659
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Rev. Bonds
(American Airlines, Inc.)
6 3/8s, 5/1/35	CCC+	1,000,000	710,400
5 1/2s, 11/1/30	CCC+	500,000	323,655
Gulf Coast, Waste Disp. Auth. Rev. Bonds, Ser. A,
6.1s, 8/1/24	BBB	450,000	450,819
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B3	500,000	485,020
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	4,790,000	4,527,891
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	1,600,000	1,543,264
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	6,185,000	4,958,328
La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp
Inc.), Ser. A, 6 3/8s, 8/15/44	BBB	1,100,000	1,131,999
Matagorda Cnty., Poll. Control Rev. Bonds
(Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	1,000,000	1,078,520
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	1,250,000	1,044,313
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	BBB	900,000	896,391
North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	1,000,000	1,068,670
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	1,750,000	1,772,068
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, (6.5s, 1/1/15) 2043 (STP)	A2	3,000,000	2,244,660
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,950,000	2,000,310
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	4,000,000	3,951,120
(Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	900,000	842,589
(Air Force Village), 5 1/8s, 5/15/27	BBB/F	4,000,000	3,626,280
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.)
6s, 7/1/29	Baa3	4,150,000	3,896,642
6s, 7/1/25	Baa3	800,000	769,640
6s, 7/1/19	Baa3	800,000	797,680
TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7 1/2s, 12/31/31	Baa2	2,000,000	2,202,680
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds,
Ser. C, GNMA/FNMA Coll., 6.9s, 7/2/24	AAA	700,000	746,613
			58,140,544

Utah (0.5%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A, 7.45s, 7/1/17	B+/P	600,000	603,222
	Baa2	1,500,000	1,506,090
			2,109,312

Vermont (0.4%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	AAA	325,000	330,073

(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	AAA	675,000	689,654
Ser. 19A, FSA, 4.62s, 5/1/29	AAA	750,000	748,673
			1,768,400

Virginia (2.0%)
Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 1/1/24	B+/P	600,000	549,204
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds
(United Methodist), Ser. A, 6.7s, 6/1/27	BB+/P	295,000	295,277
(United Methodist), Ser. A, 6.7s, 6/1/27 (Prerefunded)	BB+/P	105,000	118,475
(United Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	600,000	602,238
(Westminster-Canterbury), 5s, 10/1/22	BBB-	1,000,000	927,170
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	1,500,000	1,321,424
Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury)
5s, 7/1/31	BB/P	1,250,000	1,084,100
4 7/8s, 7/1/21	BB/P	1,000,000	925,890
WA Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Mountain States Hlth. Alliance), Ser. C, 7 3/4s,
7/1/38	Baa1	1,700,000	1,936,912
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A, 5.2s, 1/1/27	BB/P	700,000	641,669
			8,402,359

Washington (1.3%)
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	3,385,000	3,378,703
6 1/2s, 6/1/26	BBB	485,000	491,727
WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth
U.), 5 5/8s, 10/1/40	Baa1	400,000	391,672
WA State Hlth. Care Fac. Auth. Rev. Bonds (WA Hlth.
Svcs.), 7s, 7/1/39	Baa2	1,000,000	1,065,120
			5,327,222

West Virginia (1.0%)
Mason Cnty., Poll. Control FRB (Appalachian Pwr. Co.
Project), Ser. L, 5 1/2s, 10/1/11	BBB	725,000	735,737
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	Ba3	3,075,000	2,796,497
WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth.
Syst.), 6 3/4s, 10/1/43	B/P	735,000	695,869
			4,228,103

Wisconsin (3.5%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28 (Prerefunded)	AAA	3,000,000	3,413,070
6 3/8s, 6/1/32 (Prerefunded)	AAA	5,500,000	6,178,425
WI State Rev. Bonds, Ser. A, 6s, 5/1/27	AA-	2,000,000	2,266,740
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39	BB/P	1,150,000	1,199,565
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	1,250,000	1,339,838
			14,397,638

Total municipal bonds and notes (cost $553,985,310)			$540,810,652

PREFERRED STOCKS (1.3%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-3,
$4.95		2,000,000	$1,623,540
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
7.5% cum. pfd.		3,948,200	3,757,068

Total preferred stocks (cost $5,948,200)			$5,380,608

COMMON STOCKS (--%)(a)
		Shares	Value

Tembec, Inc. (Canada) (NON)		1,750	$1,784

Total common stocks (cost $1,273,945)			$1,784

WARRANTS (--%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

Tembec, Inc. (Canada)	CAD	3/03/12	0.00001	3,889	$418

Total warrants (cost $154,422)					$418

TOTAL INVESTMENTS

Total investments (cost $561,361,877)(b)					$546,193,462

Key to holding's currency abbreviations

CAD Canadian dollar

NOTES

(a) Percentages indicated are based on net assets of $412,483,231.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at January 31, 2010 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at January 31, 2010 and does not reflect any subsequent changes.

(b) The aggregate identified cost on a tax basis is $561,323,597, resulting in gross unrealized appreciation and depreciation of $20,316,177 and $35,446,312, respectively, or net unrealized depreciation of $15,130,135.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(T) Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN, Mandatory Put Bonds and VRDN are the current interest rates at January 31, 2010.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at January 31, 2010 (as a percentage of net assets):

Healthcare	48.9%
Utilities	17.6
Transportation	11.5

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (“TOB trust”) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At January 31, 2010, the fund’s investments with a value of $31,188,713 were held by the TOB trust and served as collateral for $15,018,313 in floating-rate bonds outstanding. During the period ended January 31, 2010, the fund incurred interest expense of $10,722 for these investments based on an average interest rate of 0.30%.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2010:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Forest products and packaging	1,784

Total common stocks		1,784	--	--

Municipal bonds and notes		--	540,810,652	--

Preferred stocks		--	5,380,608	--

Warrants		418	--	--

Totals by level		$2,202	$546,191,260	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2010